Share-based payment plans - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 30, 2024	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 € / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | $		$ 3,011		$ 4,090		$ 7,104
Award vesting period		10 years
Weighted average remaining contractual life		4 years 9 months 18 days		3 years 1 month 6 days		2 years 7 months 6 days
Weighted average fair value (in € per unit) | € / shares			€ 0.07		€ 0.08		€ 0.27
Sell price multiple that had been used				3
Sell price multiple		2		2		2
Decrease in weighted average share price (as a percent)		10.00%
Decrease in total compensation (as a percent)		(3.61%)		(9.14%)		(7.51%)
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit) | $ / shares		$ 0.13		$ 0.13		$ 0.54
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit) | $ / shares		$ 3.31		$ 3.31		$ 3.31
Warrants | Consultants considered equivalent to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions | $		$ 55		$ 66		$ 111
Restricted share awards (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value (in € per unit) | € / shares			€ 0.13		€ 0.22		€ 0.66
RSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	4 years	4 years